Organization and Subsidiaries	12 Months Ended
Dec. 31, 2025
Organization and Subsidiaries
Organization and Subsidiaries

2.    Organization and Subsidiaries

Ferroglobe has a diversified production base consisting of production facilities across North America, Europe, South America, South Africa and Asia.

The subsidiaries of Ferroglobe PLC as of December 31, 2025 and 2024, classified by reporting segments, were as follows:

2025 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de México, S.A. de C.V.	—	99.9	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Germany GmbH	—	100.0	Other segments	Germany
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0 (*)	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A Alloys II, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Huntie (Ningxia) New Material Tech Co. Ltd.	—	98.0	Other segments	China
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

(*) 26% of the ownership of the ordinary shares of Ferroglobe South Africa (Pty) Ltd. is held by a limited partnership fund (The Palamo Mining Investment Fund No.1 LLP ), while 100% of preferred shares are fully retained by Group entity Ferroglobe Spain, S.A.U.

2024 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de México, S.A. de C.V.	—	99.9	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Germany GmbH	—	100.0	Other segments	Germany
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0 (*)	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A Alloys II, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Huntie (Ningxia) New Material Tech Co. Ltd.	—	98.0	Other segments	China
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

(*) 26% of the ownership of the ordinary shares of Ferroglobe South Africa (Pty) Ltd. is held by a limited partnership fund (The Palamo Mining Investment Fund No.1 LLP ), while 100% of preferred shares are fully retained by Group entity Ferroglobe Spain, S.A.U.

Subsidiaries are all companies over which Ferroglobe has control.

Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power over the investee to affect the amount of the investor’s returns.

The Company has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

●	the total voting rights held by the Company relative to the size and dispersion of holdings of the other vote holders;
●	potential voting rights held by the Company, other vote holders or other parties;
●	rights arising from other contractual arrangements; and
●	any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time these decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

The Company uses the acquisition method to account for the acquisition of subsidiaries. According to this method, the consideration transferred for the acquisition of a subsidiary corresponds to the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration transferred by the Company is recognized at fair value at the date of acquisition. Subsequent changes in the fair value of the contingent consideration classified as an asset or a liability are recognized in accordance with IFRS 9 Financial Instruments in the consolidated income statements. The costs related to the acquisition are recognized as expenses in the years incurred. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially recognized at their fair value at the date of acquisition.

Non-controlling interests in the subsidiaries’ equity and results are shown separately in the consolidated statements of financial position, consolidated income statements, consolidated statements of comprehensive income and consolidated statements of changes in equity. Additionally, the Company attributes total comprehensive income (loss) to the Parent of the Company and to the non-controlling interests even if the profit or loss of the non-controlling interests gives rise to a balance receivable.

Accounting policies of subsidiaries are consistent with the policies adopted by the Company. Should differences arise, an adjustment is performed in the consolidation process. All assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries are eliminated in full in consolidation.